John Hancock
New Opportunities Fund
Quarterly portfolio holdings 11/30/2022

Fund’s investments
As of 11-30-22 (unaudited)
	Shares	Value
Common stocks 97.7%		$298,335,780
(Cost $242,094,863)
Consumer discretionary 15.3%		46,664,696
Auto components 2.9%
Dorman Products, Inc. (A)	26,952	2,415,977
Fox Factory Holding Corp. (A)	61,321	6,506,158
Diversified consumer services 2.1%
Grand Canyon Education, Inc. (A)	56,944	6,438,658
Hotels, restaurants and leisure 4.0%
Churchill Downs, Inc.	22,919	5,087,101
Chuy’s Holdings, Inc. (A)	130,608	4,138,968
Krispy Kreme, Inc.	197,335	3,042,906
Household durables 0.8%
TopBuild Corp. (A)	15,657	2,412,431
Internet and direct marketing retail 1.2%
Revolve Group, Inc. (A)	139,050	3,673,701
Specialty retail 3.2%
Five Below, Inc. (A)	34,850	5,605,971
Lithia Motors, Inc.	16,687	3,993,366
Textiles, apparel and luxury goods 1.1%
Oxford Industries, Inc.	29,678	3,349,459
Consumer staples 2.2%		6,671,063
Food and staples retailing 2.2%
Performance Food Group Company (A)	81,599	4,975,907
PriceSmart, Inc.	23,862	1,695,156
Energy 6.6%		20,276,055
Energy equipment and services 1.5%
ChampionX Corp.	153,113	4,722,005
Oil, gas and consumable fuels 5.1%
Earthstone Energy, Inc., Class A (A)	295,522	4,681,068
Magnolia Oil & Gas Corp., Class A	190,323	4,963,624
Matador Resources Company	89,050	5,909,358
Financials 7.4%		22,718,175
Banks 3.7%
Ameris Bancorp	84,123	4,448,424
Atlantic Union Bankshares Corp.	62,516	2,229,946
Pinnacle Financial Partners, Inc.	57,549	4,827,786
Capital markets 3.7%
Houlihan Lokey, Inc.	48,705	4,790,137
PJT Partners, Inc., Class A	44,640	3,437,726
Stifel Financial Corp.	46,446	2,984,156
Health care 26.0%		79,444,358
Biotechnology 9.1%
Albireo Pharma, Inc. (A)	168,970	3,730,858
Arcutis Biotherapeutics, Inc. (A)	194,081	3,344,016
BioCryst Pharmaceuticals, Inc. (A)	185,958	2,484,399
Halozyme Therapeutics, Inc. (A)	106,104	6,075,515
Insmed, Inc. (A)	123,727	2,287,712
Oyster Point Pharma, Inc. (A)	177,931	1,989,269
2	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Biotechnology (continued)
Travere Therapeutics, Inc. (A)	126,576	$2,547,975
Veracyte, Inc. (A)	67,688	1,877,665
Vericel Corp. (A)	144,200	3,292,086
Health care equipment and supplies 5.5%
Artivion, Inc. (A)	128,137	1,638,872
AtriCure, Inc. (A)	74,379	3,388,707
Cardiovascular Systems, Inc. (A)	98,226	1,376,146
Globus Medical, Inc., Class A (A)	63,105	4,662,828
ICU Medical, Inc. (A)	15,016	2,390,998
Integra LifeSciences Holdings Corp. (A)	63,344	3,480,119
Health care providers and services 4.0%
Acadia Healthcare Company, Inc. (A)	50,949	4,537,518
Castle Biosciences, Inc. (A)	62,594	1,476,592
HealthEquity, Inc. (A)	62,987	3,998,415
US Physical Therapy, Inc.	26,672	2,304,728
Life sciences tools and services 4.1%
Azenta, Inc.	70,242	4,229,271
CryoPort, Inc. (A)	106,203	2,097,509
Medpace Holdings, Inc. (A)	22,939	4,814,667
Syneos Health, Inc. (A)	41,648	1,469,341
Pharmaceuticals 3.3%
Intra-Cellular Therapies, Inc. (A)	67,559	3,663,049
Phathom Pharmaceuticals, Inc. (A)	184,285	1,839,164
Supernus Pharmaceuticals, Inc. (A)	121,104	4,446,939
Industrials 17.1%		52,038,514
Aerospace and defense 1.6%
Hexcel Corp.	82,600	4,951,870
Building products 1.3%
Gibraltar Industries, Inc. (A)	76,062	3,849,498
Electrical equipment 2.6%
Atkore, Inc. (A)	65,685	8,023,423
Machinery 6.0%
Alamo Group, Inc.	26,216	3,945,508
Helios Technologies, Inc.	50,318	2,653,771
RBC Bearings, Inc. (A)	26,232	6,216,197
The Shyft Group, Inc.	222,245	5,451,670
Professional services 3.8%
CACI International, Inc., Class A (A)	12,740	3,978,702
Exponent, Inc.	52,517	5,430,783
Forrester Research, Inc. (A)	60,514	2,128,883
Trading companies and distributors 1.8%
SiteOne Landscape Supply, Inc. (A)	43,083	5,408,209
Information technology 16.8%		51,289,755
Communications equipment 1.3%
Viavi Solutions, Inc. (A)	341,507	3,869,274
Electronic equipment, instruments and components 2.4%
Novanta, Inc. (A)	47,105	7,430,814
IT services 2.9%
Flywire Corp. (A)	225,113	4,882,701
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	3

	Shares	Value
Information technology (continued)
IT services (continued)
Thoughtworks Holding, Inc. (A)	431,159	$3,932,170
Semiconductors and semiconductor equipment 5.5%
MACOM Technology Solutions Holdings, Inc. (A)	99,883	6,860,963
Power Integrations, Inc.	63,747	5,130,359
Silicon Laboratories, Inc. (A)	33,092	4,812,900
Software 4.7%
CyberArk Software, Ltd. (A)	23,200	3,458,424
Paycor HCM, Inc. (A)	177,509	5,133,560
Rapid7, Inc. (A)	46,456	1,365,806
The Descartes Systems Group, Inc. (A)	63,539	4,412,784
Materials 3.8%		11,483,148
Chemicals 3.8%
Avient Corp.	127,420	4,410,006
Balchem Corp.	31,497	4,434,778
Quaker Chemical Corp.	13,407	2,638,364
Metals and mining 0.0%
Ferroglobe PLC (A)(B)	11,041	0
Real estate 2.5%		7,750,016
Equity real estate investment trusts 2.5%
Ryman Hospitality Properties, Inc.	42,590	3,898,263
STAG Industrial, Inc.	117,039	3,851,753

	Yield (%)	Shares	Value
Short-term investments 1.5%			$4,609,888
(Cost $4,609,888)
Short-term funds 1.5%			4,609,888
State Street Institutional Treasury Money Market Fund, Premier Class	3.4839(C)	4,609,888	4,609,888

Total investments (Cost $246,704,751) 99.2%	$302,945,668
Other assets and liabilities, net 0.8%	2,404,601
Total net assets 100.0%	$305,350,269

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	The rate shown is the annualized seven-day yield as of 11-30-22.
4	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2022, by major security category or type:
	Total value at 11-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$298,335,780	$298,335,780	—	—
Short-term investments	4,609,888	4,609,888	—	—
Total investments in securities	$302,945,668	$302,945,668	—	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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